As filed with the Securities and Exchange Commission on December 26, 2019

Securities Act File No. 033-40823

Investment Company Act No. 811-06318

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
Post-effective Amendment No. 81	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 83	☒

(Check appropriate box or boxes)

Morgan Stanley Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 869-3326

CT Corp

155 Federal Street Suite 700

Boston, MA 02110

(Name and Address of Agent for Service)

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	On January 1, 2020 pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A is being filed for the purpose of revising the designation of Post-Effective Amendment No. 80, filed on October 24, 2019, as pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), rather than pursuant to paragraph (a)(2) of Rule 485.

This Post-Effective Amendment No. 81 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 80.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the city of New York and State of New York on the 26th day of December 2019.

MORGAN STANLEY PATHWAY FUNDS

By:	/s/ Paul Ricciardelli
Paul Ricciardelli, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Paul Ricciardelli	Trustee and Chief Executive Officer	December 26, 2019
Paul Ricciardelli

/s/ Francis Smith	Chief Financial Officer	December 26, 2019
Francis Smith

/s/ Adela Cepeda	Trustee	December 26, 2019
Adela Cepeda**

/s/ W. Thomas Matthews	Trustee	December 26, 2019
W. Thomas Matthews**

/s/ Eric McKissack	Trustee	December 26, 2019
Eric McKissack*

/s/ Mark J. Reed	Trustee	December 26, 2019
Mark J. Reed**

*	Signed pursuant to a power of attorney dated April 18, 2013.
**	Signed pursuant to a power of attorney dated August 21, 2015.

/s/ Eric Metallo
Eric Metallo, Attorney-in-Fact Secretary	December 26, 2019